19. Operating Leases and Other Commitments and Contingencies (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Future minimum lease payment obligations	€ 1,154	€ 833
Within one year
Disclosure of contingent liabilities [line items]
Future minimum lease payment obligations	637	470
Between one and five years
Disclosure of contingent liabilities [line items]
Future minimum lease payment obligations	€ 517	€ 363